NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
NOTES PAYABLE
NOTES PAYABLE

NOTE 4 –NOTES PAYABLE

Promissory notes payable as of September 30, 2024 and December 31, 2023 consists of the following:

September 30, 2024	December 31, 2023
$73,228	$73,228
2,500	2,500
20,000	20,000
4,571	4,571
763	763
7,341	7,341
2,500	2,500
5,000	5,000
13,000	13,000
8,000	8,000
976	976
12,000	12,000
3,500	-
5,000	-
6,123	-
5,000	-
12,000	-
1,341	-
1,498	-
5,300	-
3,000	-
1,791	-
7,500	-
4,500	-
668	-
$207,100	$149,979

During the nine ended September 30, 2024, the Company has issued various promissory notes amounting to $57,221 for general operating purposes. The notes carry an interest rate of 10% and are due upon demand.

During the nine months ended September 30, 2024 and 2023, the Company recorded interest expense of $16,694 and $5,019, respectively.

NOTE 6 –NOTES PAYABLE

Promissory notes payable as of December 31, 2023 and 2022 consists of the following:

December 31, 2023	December 31, 2022
$73,228	$73,228
2,500	2,500
20,000	20,000
4,571	-
763	-
7,341	-
2,500	-
5,000	-
13,000	-
8,000	-
976	-
12,000	-
$149,879	$95,728

During the year ended December 31, 2023, the Company has issued various promissory notes amounting to $54,151 for general operating purposes. The notes carry an interest rate of 10% and are due upon demand.

During the year ended December 31, 2023, the Company recorded interest expense of $7,110.